13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 93.0%
	ASSET MANAGEMENT - 3.3%
225,201	Janus Henderson Group plc	$ 6,136,727

	AUTOMOTIVE - 5.5%
54,785	Autoliv, Inc.	4,658,916
312,001	Dana, Inc.	5,304,017
		9,962,933
	BIOTECH & PHARMA - 12.9%
250,280	Alkermes plc(a)	7,833,764
3,808,100	Amarin Corp plc - ADR(a)	4,531,639
330,000	Exelixis, Inc.(a)	6,306,300
476,807	Ironwood Pharmaceuticals, Inc.(a)	5,073,226
		23,744,929
	COMMERCIAL SUPPORT SERVICES - 5.9%
253,021	Aramark	10,892,554

	CONSTRUCTION MATERIALS - 4.3%
62,750	Knife River Corporation(a)	2,729,625
251,000	MDU Resources Group, Inc.	5,255,940
		7,985,565
	CONTAINERS & PACKAGING - 4.7%
97,800	Crown Holdings, Inc.	8,495,886

	FOOD - 5.9%
213,851	TreeHouse Foods, Inc.(a)	10,773,813

	GAS & WATER UTILITIES - 3.7%
106,800	Southwest Gas Holdings, Inc.	6,797,820

	HOME & OFFICE PRODUCTS - 1.3%
277,226	Newell Brands, Inc.	2,411,866

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	INTERNET MEDIA & SERVICES - 2.6%
64,680	GoDaddy, Inc., Class A(a)	$ 4,859,408

	MEDICAL EQUIPMENT & DEVICES - 2.3%
25,500	Masimo Corporation(a)	4,196,025

	PUBLISHING & BROADCASTING - 2.9%
521,458	Pearson plc - ADR	5,464,880

	RETAIL - CONSUMER STAPLES - 5.4%
69,465	Dollar Tree, Inc.(a)	9,968,228

	RETAIL - DISCRETIONARY - 10.7%
22,387	Asbury Automotive Group, Inc.(a)	5,382,283
129,000	Bath & Body Works, Inc.	4,837,500
141,300	Freshpet, Inc.(a)	9,298,954
		19,518,737
	SOFTWARE - 5.0%
76,500	Envestnet, Inc.(a)	4,540,275
60,300	Wix.com Ltd.(a)	4,717,872
		9,258,147
	TECHNOLOGY HARDWARE - 2.4%
70,933	Seagate Technology Holdings plc	4,388,625

	TECHNOLOGY SERVICES - 8.2%
257,001	Green Dot Corporation, Class A(a)	4,816,199
70,190	Insight Enterprises, Inc.(a)	10,271,604
		15,087,803
	TRANSPORTATION & LOGISTICS - 2.7%
41,000	Canadian National Railway Company	4,963,870

	WHOLESALE - CONSUMER STAPLES - 3.3%
136,960	US Foods Holding Corporation(a)	6,026,240

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $155,014,023)	$ 170,934,056

ESCROW SHARES – 0.0%
327,017	Pershing Square Tontine Holdings Ltd.(a)(b) (Cost - $0)	-

SHORT-TERM INVESTMENT — 6.9%
MONEY MARKET FUND - 6.9%
12,594,706	First American Government Obligations Fund, Class X, 5.01% (Cost $12,594,706)(c)	12,594,706

	TOTAL INVESTMENTS - 99.9% (Cost $167,608,729)	$ 183,528,762
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	95,874
	NET ASSETS - 100.0%	$ 183,624,636

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of the security as of June 30, 2023 was $0, representing 0% of net assets.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.